DEBT FINANCING ARRANGEMENTS (Details Narrative) - USD ($)										1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 09, 2023	Feb. 08, 2023	Jun. 13, 2022	Apr. 02, 2022	Jan. 31, 2022	Oct. 13, 2021	Oct. 13, 2021	Oct. 06, 2021	May 06, 2020	Apr. 30, 2022	Apr. 27, 2022	Jan. 31, 2022	Jul. 23, 2021	Sep. 05, 2018	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	May 31, 2022	Mar. 31, 2022	Feb. 29, 2020
Line of Credit balance															$ 40,000		$ 40,000		$ 40,000
Payment done by raise fund																	$ 550,000		$ 550,000
Convertible promissory notes per shares																								$ 0.25
Repayments of debt										$ 21,200										$ 19,400
Adjustable interest rate description	bearing interest at 6.0% per annum (12% default rate)																Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 7.44%		Line of Credit which bears interest at adjustable rates, 1 month LIBOR plus 2%, 4.4%
Stock options																			8,000
Factoring Agreement outstanding balance										101,244									$ 101,244	101,244						$ 380,746		$ 101,244
Convertible note payable															508,553		$ 508,553
Interest expense																	916,895
Promissory note included as part of consideration																								$ 4,000,000
Proceeds from interest on debt																								2,000,000
Promissory note									$ 1,000,000					$ 1,600,000					1,600,000					$ 67,000
Research and development Expenses															0	$ 0	0	$ 1,750,000	$ 1,750,000	0
Promissory note non-interest bearing									$ 1,000,000
Effective interest rate														3.00%					75.00%					12.00%	12.00%
Convertible promissory note																	$ 500,000						$ 10,000		$ 250,000
Convertible into common stock per share																							$ 1.00
Trading days and interest rate description																	due in 180 days which bears interest at 6.0% per annum and is convertible to shares of the Company’s common stock at 85% of the volume weighted average price for the preceding 5 market trading days
SDM balance																				181,981
Convertible promissory notes related party																	$ 67,000						$ 537,200
Factoring Agreement description													the Company entered into an Agreement for the Purchase and Sale of Future Receipts (“Lendora Factoring Agreement”). The balance to be purchased and sold is $299,800 for which the Company received $190,000, net of fees. Under the Lendora Factoring Agreement, the Company is to pay $18,737.5 per week for 16 weeks at an effective interest rate of approximately 36% annually
Lendora Consolidation Agreement description													factoring agreements which amounted to $1,522,984 for which the Company had outstanding balances totaling $967,496. Payments under this Lendora Consolidation Agreement superseded all other factoring agreement payments and included $ 31,728.85 per week, at an effective interest rate of approximately 36% annually, for 48 weeks
Cash due to prior owners of the technology acquired																									$ 350,000
Convertible Promissory Note															3,424,556		3,424,556		$ 3,054,869	1,162,606
Debt instrument converted amount, principal																	917,088
Outstanding principal and interest										685,682																	$ 685,682
Outstanding Shares of principal and interest										137,136																	137,136
Balance to be purchased and sold																	$ 358,500	1,256,187
Debt instrument converted amount shares issued																	571,848,487		333,871,496
Gain on debt extinguishment															133,850	$ 397,008	$ (466,380)	1,970,030	$ 2,248,092	(8,470,939)
Principal amount																	151,530		542,324
Proceeds from convertible notes, loans and advances																	$ 358,500	$ 1,256,187	$ 1,256,187	3,900,400
Copperhead Digital Shareholders [Member]
Line of Credit bears variable interest rate																	2.00%		2.00%
LIBOR rate																	7.19%		4.40%
Common stock reserved to pay off line of credit																	1,000,000		1,000,000
Balance line of credit																	$ 2,597,790		$ 2,597,790
Shareholders loanedto company																	445,600		445,600
Stock options value																	85,120		85,120
Proceeds from convertible notes, loans and advances																						$ 136,400	$ 537,200
Principal balance										300,461
Lendora Factoring Agreement
Effective interest rate													36.00%
Balance to be purchased and sold													$ 299,800
Received, net of fees													190,000
Payment per week													$ 18,737
Duration of weekly payment													16
Fox Capital Agreement [Member]
Effective interest rate											36.00%
Balance to be purchased and sold											$ 138,000
Received, net of fees											90,000
Payment per week											$ 4,313
Duration of weekly payment											32
Net of discounts																			73,313
Mr. Advance Agreement
Effective interest rate				36.00%
Balance to be purchased and sold				$ 411,000
Received, net of fees				270,715
Payment per week				$ 8,935
Duration of weekly payment				46
Net of discounts																			280,201
CLOUDFUND Agreement
Effective interest rate				36.00%
Balance to be purchased and sold				$ 411,000
Received, net of fees				272,954
Payment per week				$ 8,935
Duration of weekly payment				46
Net of discounts																			280,201
Mr. and Mrs. Caudle
Payment done by raise fund																	1,000,000		1,000,000
Information Security And Training [Member]
Line of credit agreement Agreement outstanding balance																			$ 349,518
Interest rate																			2.50%
Two related parties [Member]
Adjustable interest rate description																								bear 6% annual interest (12% default interest rate).
Convertible Promissory Note																								$ 62,000
Former officer [Member]
Convertible Promissory Note																								$ 5,000
VuMe technology [Member]
Promissory note																	4,000,000		$ 4,000,000
Research and development Expenses																	1,750,000		1,750,000
Deposit																				200,000
Media Live One Platform [Member]
Promissory note																	1,000,000		1,000,000
FirstFire Global Opportunities Fund, LLC [Member]
Accrued interest																			463,184
Convertible Promissory Note								$ 1,087,000
Convertible amount															558,660		558,660		246,660
Principal amount																	$ 800,090		$ 1,112,090
Common stock shares																	55,833,334		117,000,000
Original issue discount								8.00%
Description of discount opening preces								There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The FirstFire Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 225,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 55,000,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder
Interest rate								10.00%
Default rate								24.00%
Cavalry Investment Fund LP [Member]
Accrued interest															618,560		$ 618,560		$ 70,680
Convertible Promissory Note						$ 271,250	$ 271,250
Convertible amount															67,000		67,000		18,000
Principal amount																	$ 800,090		$ 321,688
Common stock shares																	377,000,000		15,000,000
Original issue discount						8.00%	8.00%
Interest rate						10.00%	10.00%
Default rate						24.00%	24.00%
Conversion description						There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075. The Holder was given registration rights. The Cavalry Investment Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 56,250,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 13,750,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder.	There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.025 per share, adjusted to $.0075 subsequent to December 31, 2021. The Holder was given registration rights. The Cavalry Investment Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 56,250,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 13,750,000 shares of common stock at 110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder
Cavalry Fund I, LP [Member]
Accrued interest															364,810		$ 364,810		$ 212,043
Convertible Promissory Note						$ 815,250	$ 815,250
Convertible amount															192,230		192,230		61,000
Principal amount																	$ 826,833		$ 958,063
Common stock shares																	168,750,000		50,161,290
Original issue discount						8.00%	8.00%
Interest rate						10.00%	10.00%
Default rate						24.00%	24.00%
Conversion description						There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.0075 per share. The Holder was given registration rights. The Cavalry Fund I Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 168,750,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 41,250,000 shares of common stock at $110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder	There is a mandatory conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at the lower of (1) 75% of the two lowest trade prices during the fifteen consecutive trading day period ending on the trading day immediately prior to the applicable conversion date or (2) discount to market based on subsequent financings with other investors. Subsequent debt issuances have lowered this price to $0.0075 per share. The Holder was given registration rights. The Cavalry Fund I Note may be prepaid in whole or in part of the outstanding balances at 115% prior to maturity. 168,750,000 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants to purchase 41,250,000 shares of common stock at $110% of the opening price on the first day the Company trades on the Nasdaq exchange were issued to the Holder
Talos Victory Fund, LLC [Member]
Convertible Promissory Note					$ 271,750							$ 271,750
Principal amount																			$ 300,675
Common stock shares																			40,090,000
Original issue discount					8.00%							8.00%
Interest rate					10.00%							10.00%
Default rate					16.00%							16.00%
Conversion description					There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Talos Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall be 110% of the offering price at which the Uplist Offering is made							There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall equal 110% of the offering price at which the Uplist Offering is made
Interest Expense, Debt																			$ 704,411
Blue Lake Partners, LLC [Member]
Accrued interest															0		$ 0		0
Convertible Promissory Note					$ 271,750							$ 271,750
Convertible amount															8,165		8,165		8,165
Principal amount																	$ 360,447		$ 360,447
Common stock shares																	48,059,600		48,059,600
Original issue discount					8.00%
Interest rate					10.00%
Default rate					16.00%
Conversion description					There is an optional conversion in the event a Nasdaq Listing prior to nine months from funding for which the Holder’s principal and interest balances will be converted at a price equal to 25% discount to the opening price on the first day the Company trades on Nasdaq. There is also a voluntary conversion of all principal and accrued interest at the discretion of the Holder at $0.0075. The Holder was given registration rights. The Blue Lake Note may be prepaid in whole or in part of the outstanding balances at 100% prior to maturity unless the Holder chose to convert their balances into common stock which they have three days to do so. 73,372,499 common shares of the Company have been reserved with the transfer agent for possible conversion and exercise of warrants. Warrants, expiring five years from issuance, were issued to exercise up to 9,058,333 warrants to purchase 9,058,333 common shares at $0.015, provided, however, that if the Company consummates an Uplist Offering on or before July 6, 2022 then the exercise price shall equal 110% of the offering price at which the Uplist Offering is made
Diagonal Lending LLC
Accrued interest																			$ 146,093
Convertible Promissory Note	$ 33,000	$ 81,675	$ 200,760
Convertible amount															236,094		$ 236,094		90,000
Principal amount																			$ 146,093
Common stock shares																	190,987,049		63,560,606
Original issue discount	9.00%	9.00%	12.00%
Interest rate	20.00%	22.00%	22.00%
Original issue discount amount	$ 30,000	$ 7,425
Conversion description	Total of $330,000 plus accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $165,000 because of defaults of covenants on other financing arrangements. Conversion rights exist that at any time after issuance, the FirstFire Note #2 can be exchanged for shares of common stock at $.0012 per share. 350,000,000 common shares of the Company’s common stock have been reserved with the transfer agent for possible conversion. Through September 30, 2023, First Fire has exercised its right to convert $96,000 of principal or interest into 80,000,000 of common shares leaving a balance of $495,000 in principal and $74,250 in accrued interest as of September 30, 2023	Total of $81,675 plus and accrued interest is due February 8, 2024. A penalty on the principal balance has been accrued of $40,838 because of defaults of covenants on other financing arrangements. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 150,000,000 common shares of the Company have been reserved with the transfer agent for possible conversion under a default. Through September 30, 2023, 1800 Diagonal Lending LLC has exercised its right to convert $17,000 in principal or interest into 25,000,000 common shares leaving a balance of $105,513 in principal and $17,827 in accrued interest as of September 30, 2023	10 beginning on July 30, 2022 are to be made each month totaling $224,851,00. At any time following default, as defined, conversion rights exist at a discount rate of 25% of the lowest trading price for the Company’s common stock during the previous 10 trading days prior to conversion. 194,676,363 common shares of the Company have been reserved with the transfer agent for possible conversion under a default
Interest description	$33,000 of interest is considered earned at the issue date.
Talos Note and Blue Lake Notes [Member]
Derivative expense																			$ 21,781
Initial derivative expense for warrants																			235,158
Note of diagonal																			36,931
Line of credit agreement One [Member]
Line of Credit balance																			25,000
Line of credit agreement Agreement outstanding balance																			$ 24,443
Interest rate																			15.47%
May 28, 2019 [Member]
Adjustable interest rate description																	bears interest at Prime plus 6%, 14.0%		bears interest at Prime plus 6%, 13.0%
Bank loan															360,000		$ 360,000		$ 360,000
Monthly payment of principal and interest																	$ 40,000		$ 29,838
June 4, 2019 [Member] | Odyssey Capital Funding, LLC [Member]
Adjustable interest rate description																	interest at the rate of 12% (24% default)		interest at the rate of 12% (24% default)
Convertible Promissory Note															525,000		$ 525,000		$ 525,000
Debt instrument converted amount, interest																	4,116		4,116
Debt instrument converted amount, principal																	$ 49,150		$ 49,150
Conversion price description																	conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date.		The conversion price was 55% multiplied by the average of the two lowest trading prices for the common stock during the previous 20 trading days prior to the applicable conversion date.
Convertible Promissory Note repayment description																	The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination		The Odyssey Convertible Promissory Note could be prepaid in full at 125% to 145% up to 180 days from origination.
Debt instrument converted amount shares issued																	52,961,921		52,961,921
June 8, 2019 [Member] | Odyssey Capital Funding, LLC [Member]
Interest rate description																			bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter.
Debt instrument converted amount, interest																			$ 135,000
Debt instrument converted amount, principal																			$ 475,850
March 25, 2019 [Member] | Auctus [Member]
Proceeds from interest on debt																					$ 2,000,000
Interest rate description																			interest at the rate of 12% (24% default)
Convertible Promissory Note																			$ 600,000
Debt instrument converted amount, interest																			142,004
Debt instrument converted amount, principal																			$ 33,180
Conversion price description																			The conversion price is the lessor of the lowest trading price during the previous 25 trading days prior the date of the Auctus Convertible Promissory Note or 50% multiplied by the average of the two lowest trading prices for the common stock during the previous 25 trading days prior to the applicable conversion date.
Debt instrument converted amount shares issued																			376,000,000
Settlement agreement description																			the Company and Auctus entered into a settlement agreement dated October 13, 2021 where by the Company paid $763,231.97 and allowed Auctus to exercise its right to exercise 15,000,000 warrants to purchase 15,000,000 shares of common stock. As such, the balance owning to Auctus as of December 31, 2022 is zero.
Gain on debt extinguishment																			$ 7,068,339
June 11, 2019 [Member] | EMA [Member]
Accrued interest															121,234		$ 121,234		$ 507,487	$ 416,808							$ 447,035
Interest rate description																	interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default)		interest at the rate of 12% (principal amount increases 200% and interest rate increases to 24% under default)
Convertible Promissory Note															$ 250,000		$ 250,000		$ 250,000
Debt instrument converted amount, principal																	$ 35,366		$ 35,366
Conversion price description																	The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date.		The conversion price is 55% multiplied by the lowest traded price for the common stock during the previous 25 trading days prior to the applicable conversion date.
Convertible Promissory Note repayment description																	The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination		The EMA Convertible Promissory Note may be prepaid in full at 135% to 150% up to 180 days from origination.
Debt instrument converted amount shares issued																	147,700,000		147,700,000
Warrants issued															1,000,000		1,000,000		1,000,000
Warrants to purchase shares of common stock																			55,000,000
June 8, 2020 [Member] | Odyssey Capital Funding, LLC [Member]
Interest rate description																	bearing simple interest on the unpaid balance of 0% for the first three months and then 10% per annum thereafter.
Debt instrument converted amount, interest																	$ 135,000
Debt instrument converted amount, principal																	475,850
Total Services Revenues
Note payable															$ 350,000		$ 350,000				$ 350,000
Interest rate																	10.00%		10.00%
Purchase of Series A Preferred shares															500,000		500,000		500,000
Purchase price																	$ 350,000		$ 350,000
Registration of common shares															7,500,000		7,500,000		7,500,000
Net sales proceeds																	$ 185,000		$ 185,000
Proceeds from convertible notes, loans and advances																			81,675
Series C Preferred Stock
Convertible note payable															$ 553,100		$ 553,100		$ 553,100
Preferred Stock per share																				$ 1.00
Notes repaid										$ 106,000										$ 106,000
Series E Preferred Stock
Effective interest rate																	75.00%		75.00%					12.00%	12.00%
Represents part of note payable																	$ 115,500
Note payable															$ 500,000		500,000		$ 500,000
Accrued interest																			$ 49,985
Preferred stock share exchanged																			104,961
Gain on debt extinguishment																	$ 2,356,794		$ 2,356,794
Series B Preferred Stock | Copperhead Digital Shareholders [Member]
Preferred stock share exchanged										60,092									60,092